Revenue - Schedule of Revenue Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 3,237,870	¥ 2,613,142	¥ 1,932,753
Other revenue	1,297	1,207	1,083
Total	3,239,167	2,614,349	1,933,836
China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,887,613	1,625,414	1,200,722
Total	1,888,906	1,626,616	1,212,821
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,350,257	987,728	732,031
Total	1,350,261	987,733	721,015
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,390,453	4,254,284	3,177,433
Operating segments [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,480,533	1,150,041	780,941
Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,187,382	858,714	586,381
Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,819,511	1,824,802	1,438,255
Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	279,961	256,050	180,640
Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	829	3,360	52,273
Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,590	25,148	22,360
Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	590,350	134,962	115,500
Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(2,151,286)	(1,639,935)	(1,243,597)
Total	(2,151,286)	(1,639,935)	(1,243,597)
Oil, Gas and New Energy Resource [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,150	116,280	92,906
Other revenue	283	349	231
Total	151,433	116,629	93,137
Oil, Gas and New Energy Resource [member] | China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,645	68,327	27,028
Oil, Gas and New Energy Resource [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,505	47,953	65,878
Oil, Gas and New Energy Resource [member] | Operating segments [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	667,205	464,298	333,557
Oil, Gas and New Energy Resource [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,241	133,148	118,388
Oil, Gas and New Energy Resource [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,550	90,539	78,631
Oil, Gas and New Energy Resource [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(777,846)	(571,705)	(437,670)
Refining, Chemicals and New Material [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	336,861	324,776	281,946
Other revenue	163	178	162
Total	337,024	324,954	282,108
Refining, Chemicals and New Material [member] | China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	336,861	324,776	281,946
Refining, Chemicals and New Material [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	938,829	759,912	616,063
Refining, Chemicals and New Material [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	219,089	207,810	150,296
Refining, Chemicals and New Material [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,515	7,072	8,254
Refining, Chemicals and New Material [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(827,572)	(650,018)	(492,667)
Marketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,250,624	1,772,004	1,220,773
Other revenue	768	573	257
Total	2,251,392	1,772,577	1,221,030
Marketing [member] | China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	964,872	832,229	554,620
Marketing [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,285,752	939,775	666,153
Marketing [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,771,894	2,170,062	1,497,533
Marketing [member] | Operating segments [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	813,328	685,743	447,384
Marketing [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	553,551	344,196	173,696
Marketing [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	880,682	1,064,890	822,192
Marketing [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,872	48,240	30,344
Marketing [member] | Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,590	25,148	22,360
Marketing [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	432,103	1,272	1,300
Marketing [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(520,502)	(397,485)	(276,503)
Total	(520,502)	(397,485)	(276,503)
Natural Gas Sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	496,993	397,412	334,933
Other revenue	62	84	401
Total	497,055	397,496	335,334
Natural Gas Sales [member] | China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	496,993	397,412	334,933
Natural Gas Sales [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,590	381,370	294,297
Natural Gas Sales [member] | Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	829	3,360	52,273
Natural Gas Sales [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,730	32,208	23,800
Natural Gas Sales [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(22,156)	(19,526)	(35,437)
Head office and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,242	2,670	2,195
Other revenue	21	23	32
Total	2,263	2,693	2,227
Head office and other [member] | China's Mainland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,242	2,670	2,195
Head office and other [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,473	3,894	3,547
Head office and other [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,452	3,871	3,515
Head office and other [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(3,210)	(1,201)	(1,320)
Total	¥ (3,210)	¥ (1,201)	¥ (1,320)